Exceptional items	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Exceptional items
2.	Exceptional items
Exceptional
items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit for the half year are detailed below.

Half year ended 31 December 2022	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(142)	2	(140)

Total	(142)	2	(140)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(142)	2	(140)

Samarco Mineração SA (Samarco) dam failure
The loss of US$140
million (after tax)
relates
to the Samarco dam failure
, which occurred
in November 2015
, and
comprises the following:

Half year ended 31 December 2022	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(47)
Profit from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco Germano dam decommissioning	31
Samarco dam failure provision	(13)
Fair value change on forward exchange derivatives	109
Net finance costs	(222)
Income tax benefit	2

Total 1	(140)

1	Refer to note 9 ‘Significant events – Samarco dam failure’ for further information.
The exceptional items relating to the half year ended 31 December 2021 and the year ended 30 June 2022 are detailed below.

Half year ended 31 December 2021	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(822)	1	(821)
Impairment of US deferred tax assets	–	(423)	(423)

Total	(822)	(422)	(1,244)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(822)	(422)	(1,244)

Year ended 30 June 2022	Gross US$M	Tax US$M	Net US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)